WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 3) (Liability Classified Warrants [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability Classified Warrants [Member]
Calculated aggregate value (in thousands)	$ 355	$ 1,176	$ 1,734
Exercise price per share of warrant	$ 1.50	$ 1.50	$ 1.50
Closing price per share of common stock	$ 1.74	$ 2.20	$ 2.01
Volatility	52.90%	54.00%	71.00%
Expected term (years)	18 days	6 months	1 year 6 months
Risk-free interest rate	0.02%	0.11%	0.12%
Dividend yield	0.00%	0.00%	0.00%